Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Summary of Restricted Share Activity

The following is a summary of restricted share activity:

	Number of Shares	Weighted Average Grant Date Fair Value
Balance at August 22, 2014 (Inception)	—	$—
Granted	9,887,000	$0.001
Vested	(821,252)

Unvested at December 31, 2014	9,065,748	$0.001

Vested at December 31, 2014	821,252	$0.001

Summary of Restricted Share Activity

The following is a summary of restricted share activity, in thousands (except per share data):

	Number of Shares	Weighted Average Grant Date Fair Value
Balance at December 31, 2014	4,533	$0.002
Granted	—
Vested	(342)

Unvested at March 31, 2015	4,191	$0.002

Vested at March 31, 2015	752	$0.002